UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New

             York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 131.2%

New York — 131.2%
Corporate — 5.5%
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 06/01/30	$385	$429,102
Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(a)	500	544,030
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/22	850	929,279
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	1,000	1,055,370
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24(a)	500	500,235

		3,458,016
County/City/Special District/School District — 23.9%
City of Glen Cove New York, GO:
Series A, 5.00%, 01/01/25	195	217,144
Series A, 5.00%, 01/01/26	105	117,676
Refunding, 5.00%, 01/15/25	980	1,091,867
Refunding, 5.00%, 01/15/26	520	583,050
City of New York, GO, Refunding, Series E:
5.25%, 08/01/22	2,000	2,243,400
5.00%, 08/01/30	1,250	1,383,112
City of New York, GO:
Sub-Series A-1, 5.00%, 08/01/33	700	777,525
Sub-Series I-1, 5.50%, 04/01/19(b)	995	1,028,392
Sub-Series I-1, 5.50%, 04/01/21	505	521,897
Sub-Series I-1, 5.13%, 04/01/25	750	772,148
City of New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	1,000	1,002,580
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/33	300	333,798
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	615	676,998
5.75%, 02/15/47	385	416,293

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32(c)	$20	$22,651
State of New York Dormitory Authority, RB, Haverstraw King’s Daughters Public Library, 5.00%, 07/01/26	1,015	1,102,340
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,086,220
Town of Oyster Bay New York, GOL, New York Public Improvement, 4.00%, 02/15/24	1,500	1,579,890

		14,956,981
Education — 35.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/20(b)	1,000	1,048,340
Build NYC Resource Corp., Refunding RB, The Packer Collegiate Institute Project, 5.00%, 06/01/35	250	273,988
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/32	500	561,560
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB:
Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,109,650
The Charter School for Applied Technologies Project, Series A, 4.50%, 06/01/27	1,000	1,050,950
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(b)	1,000	1,135,420
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 03/01/20(b)	1,000	1,054,560
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	500	544,985
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/33	1,000	1,171,590
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	500	505,645

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, RB (continued):
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	$120	$130,459
Fordham University, Series A, 5.25%, 07/01/21(b)	500	546,830
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/32	1,000	1,106,290
Mount Sinai School of Medicine, 5.50%, 07/01/19(b)	1,000	1,041,100
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 07/01/24	250	282,367
Touro College & University System Obligation Group, Series A, 4.13%, 01/01/30	1,000	1,016,020
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 07/01/29	375	422,524
Fordham University, 5.00%, 07/01/30	300	337,476
Pace University, Series A, 5.00%, 05/01/27	980	1,060,399
Series B, 5.00%, 07/01/31	1,500	1,697,205
Series L, 5.00%, 01/01/32	2,000	2,326,040
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,050	1,187,949
The Culinary Institute of America, 5.00%, 07/01/28	500	542,725
Troy Capital Resource Corp., Refunding RB, 5.00%, 08/01/32	1,000	1,116,780

		21,270,852
Health — 16.5%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	500	552,025
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 04/01/21	215	229,177
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 07/01/25	1,000	1,060,800

Security	Par (000)	Value
Health (continued)
County of Monroe Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/29	$660	$746,922
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	971,871
Remarketing, Series A, 5.00%, 11/01/30	580	618,042
Series B, 6.00%, 11/01/20(b)	205	224,877
Series B, 6.00%, 11/01/30	35	37,877
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 4.00%, 01/01/23	250	263,473
Kendal On Hudson Project, 5.00%, 01/01/28	875	947,432
Westchester Medical Center, 5.00%, 11/01/34	500	540,520
State of New York Dormitory Authority, RB, Series A(b):
New York State Association for Retarded Children, Inc., 5.30%, 07/01/19	450	467,730
New York University Hospitals Center, 5.00%, 07/01/20	1,000	1,062,760
State of New York Dormitory Authority, Refunding RB:
Mount Sinai Hospital Series A, 4.25%, 07/01/23	250	259,635
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	500	543,120
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	1,270	1,426,680
Orange Regional Medical Center, 5.00%, 12/01/27(a)	100	110,923
Orange Regional Medical Center, 5.00%, 12/01/28(a)	200	221,030

		10,284,894
Housing — 3.2%
City of New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 07/01/30	500	550,910

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
City of New York Housing Development Corp., RB, M/F Housing (continued):
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	$780	$781,248
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	690	691,697

		2,023,855
State — 12.1%
City of New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-3, 5.00%, 01/15/23	575	588,024
Fiscal 2015, Series S-1, 5.00%, 07/15/37	1,140	1,265,765
Series S-3, 5.00%, 07/15/32	1,500	1,759,050
State of New York Dormitory Authority, RB:
5.00%, 03/15/30	500	583,580
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 01/15/27	600	601,608
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 04/01/19(b)	1,000	1,029,510
State of New York Urban Development Corp., Refunding RB, Personal Income Tax, Series A, 5.00%, 03/15/35	1,990	2,253,655

		8,081,192
Tobacco — 2.7%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/34	500	538,770
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series B:
5.00%, 06/01/25	845	952,645
5.00%, 06/01/28	90	100,976
5.00%, 06/01/29	105	117,252

		1,709,643
Transportation — 23.9%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/29	1,000	1,171,060
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	1,000	1,101,200

Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, RB (continued):
Series A-1, 5.25%, 11/15/23(b)	$500	$578,225
Series B, 5.25%, 11/15/33	1,000	1,131,030
Series B (NPFGC), 5.25%, 11/15/19	860	903,946
Sub-Series B-1, 5.00%, 11/15/21(b)	460	506,552
Sub-Series B-4, 5.00%, 11/15/21(b)	300	330,360
Sub-Series D-1, 5.25%, 11/15/44	225	253,703
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,000	1,043,050
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	500,000
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,100,960
Consolidated, 152nd Series, 5.00%, 11/01/24	1,000	1,000,000
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/37	660	713,071
Series K, 5.00%, 01/01/32	1,035	1,163,133
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	2,005	2,302,803
Series B-3, 5.00%, 11/15/33	500	571,345
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 01/01/22(b)	500	552,165

		14,922,603
Utilities — 8.4%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 06/15/32	250	250,968
Long Island Power Authority, RB, Electric System, 5.00%, 09/01/32	1,000	1,147,640

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 04/01/19(b)	$500	$516,315
5.00%, 09/01/34	1,000	1,100,560
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 06/15/31	1,000	1,085,200
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,126,370

		5,227,053

Total Municipal Bonds — 131.2% (Cost — $79,539,805)		81,935,089

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

New York — 36.4%
County/City/Special District/School District — 10.5%
City of New York, GO:
Sub-Series 1-I, 5.00%, 03/01/32	991	1,105,529
Sub-Series G-1, 5.00%, 04/01/29	750	820,215
Refunding Series E, 5.00%, 08/01/19(b)	174	180,591
Refunding Series E, 5.00%, 08/01/27	425	441,837
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,540	4,009,227

		6,557,399
State — 12.7%
New York City Transitional Finance Authority, RB, Future Tax Secured Subordinate Bonds, SubSeries B-1, 5.00%, 08/01/36	3,001	3,399,044
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,125,204

Security	Par (000)	Value
State (continued)
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 03/15/33	$1,500	$1,736,640
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	1,499	1,660,579

		7,921,467
Transportation — 10.5%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	3,510	3,884,283
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/19(b)	749	788,194
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	808,612
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	991	1,089,641

		6,570,730
Utilities — 2.7%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 06/15/32	1,560	1,681,534

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.4% (Cost — $22,280,737)		22,731,130

Total Investments — 167.6% (Cost — $101,820,542)		104,666,219
Other Assets Less Liabilities — 0.1%		60,536
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.5)%		(12,815,677)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.2)%		(29,459,131)

Net Assets Applicable to Common Shares — 100.0%		$62,451,947

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
•	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	187,589	(187,589)	—	$—	$5,834	$13	$(19)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	20	06/20/18	$2,393	$13,520
Long U.S. Treasury Bond	6	06/20/18	863	(1,519)
5-Year U.S. Treasury Note	7	06/29/18	795	3,636

				$15,637

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

GO — General Obligation Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Portfolio Abbreviations (continued)

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$104,666,219	$—	$104,666,219

	$—	$104,666,219	$—	$104,666,219

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$17,156	$—	$—	$17,156
Liabilities:
Interest rate contracts	(1,519)	—	—	(1,519)

	$15,637	$—	$—	$15,637

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(12,780,377)	$—	$(12,780,377)
VRDP Shares at Liquidation Value	—	(29,600,000)	—	(29,600,000)

	$—	$(42,380,377)	$—	$(42,380,377)

During the period ended April 30, 2018, there were no transfers between levels.

7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 18, 2018